RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

18.         RELATED PARTY TRANSACTIONS

The Group signed a share transfer agreement with Yew Tee Global Investment Pte. Ltd., a company controlled by the Group’s managements, in 2021, to acquire the remaining 20% of the issued share capital of Avant Logistic. Upon the share transfer, Avant Logistic became a wholly-owned subsidiary of Ezbuy. The total purchase price was $1,544 and was fully settled as of December 31, 2021.